Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues	$ 18,982	$ 11,627
EXPENSES:
Voyage expenses	496	301
Bareboat charter hire expenses	3,115	3,132
Amortization of prepaid bareboat charter hire	829	789
Other vessel operating expenses	6,596	4,445
Vessel depreciation (Note 4)	2,790	1,228
Management fees-related parties (Note 5)	3,126	764
Other operating gain, net	(914)
General and administrative expenses	3,502	1,117
Operating loss	(558)	(149)
OTHER INCOME (EXPENSES):
Interest and finance costs (including $143 and $1,225, respectively to related party) (Note 7)	(7,457)	(774)
Gain on financial instruments, net (Note 11)	1,057	1,220
Debt forgiveness (Note 7)	1,118
Other, net	2	(7)
Total other income/(loss), net	(5,280)	439
Net income/(loss) and comprehensive income/(loss)	(5,838)	290
Common stock holders	(5,847)	290
Non-controlling interests	$ 9
Earnings/(loss) per common share, basic and diluted (Note 10) (in dollars per share)	$ (17.32)	$ 0.08
Weighted average common shares outstanding, basic and diluted (in shares)	337,138	11,422